DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2019
DISCONTINUED OPERATIONS
Disposal Groups, Including Discontinued Operations

On February 9, 2018, the Company calculated a gain resulting from such disposition as follows:

As of February 9, 2018
RMB
Consideration	121,964

Cash and cash equivalents	41,699
Short-term investments	20,000
Prepayments and other receivables	6,428
Property and equipment, net	1,490
Intangible assets, net	45,847
Goodwill	130,613
Long-term investments	2,000
Other non-current assets	14
Accrued payroll and welfare payable	(5,104)
Accrued expenses and other current liabilities	(756)
Income tax payable	(4,927)
Deferred revenue	(5,527)
Deferred tax liabilities	(12,554)

Net assets of Qufan	219,223
Equity interest percentage	51%

Less: Net assets of Qufan attributable to the Company	111,804

Gain on disposal of Qufan	10,160

Schedule Of Assets and Liabilities Of Discontinued Operations

The assets and liabilities for discontinued operations related to Qufan comprised the following items as of December 31, 2017:

As of December 31, 2017
RMB
Current assets for discontinued operations
Cash and cash equivalents	41,858
Short-term investments	20,000
Prepayments and other receivables	5,344
Total	67,202

Non-current assets for discontinued operations
Property and equipment, net	1,489
Intangible assets, net	47,824
Goodwill	130,613
Long-term investments	—
Other non-current assets	16
Total	179,942

Current liabilities for discontinued operations
Accrued payroll and welfare payable	(4,828)
Accrued expenses and other current liabilities	(6,103)
Income tax payable	(4,695)
Total	(15,626)

Non-current liabilities for discontinued operations
Deferred tax liabilities	(12,721)
Total	(12,721)

Schedule Of Condensed Cash Flow Statement Of Discontinued Operations

The condensed cash flows of Qufan were as follows for the years ended December 31, 2017 and 2018:

	For the years ended December 31,
	2017	2018*
	RMB	RMB
Net cash provided by operating activities	36,782	839
Net cash used in investing activities	(22,000)	—
Net cash provided by financing activities	27,500	—
Effect of foreign exchange on cash	(1,021)	(998)

Schedule Of Condensed Income Statement Of Discontinued Operation

The operating results from discontinued operations included in the Group’s consolidated statements of comprehensive loss were as follows for the years ended December 31, 2017 and 2018:

	For the years ended December 31,
	2017	2018*
	RMB	RMB
Major classes of line items constituting pretax profit of discontinued operations

Net revenues	59,465	7,398
Cost of services	(15,613)	(1,885)
Sales and marketing	(13,682)	(1,938)
General and administrative	(3,977)	(443)
Service development expenses	(9,749)	(688)
Other income that are not major	542	77
Income from discontinued operations, before income tax	16,986	2,521
Income tax expense	(1,659)	(338)
Income from discontinued operations, net of income tax	15,327	2,183
Gain on deconsolidation of the subsidiary, net of income tax	—	10,160
Net income from discontinued operations, net of income tax	15,327	12,343

*   Included financial results of discontinued operations from January 1, 2018 to February 9, 2018.